CONCENTRATIONS AND RISKS	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

NOTE 10 – CONCENTRATIONS AND RISKS

Concentration of Credit Risk

The Company maintains its cash in banks and financial institutions in Australia. Bank deposits in Australian banks are uninsured. The Company has not experienced any losses in such accounts through December 31, 2022.

The Company primarily relied on funding from five convertible debt lenders and received net proceeds after deductions of $62,500 for original issue discounts and debt issue costs during the six months ended December 31, 2022 from each of the five lenders of $101,250, $94,500, $150,000, $50,000 and $100,000 respectively, which represents approximately 20%, 19%, 30%, 10% and 21% respectively of total proceeds received by the Company during the six months ended December 31, 2022.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022

(Unaudited)

The Company primarily relied on funding from three convertible debt lenders and received proceeds after deductions of $40,500 for original issue discounts and debt issue costs during the six months ended December 31, 2021 from the lenders of $414,500 (from each of the three lenders of $160,000, $110,000 and $144,500, respectively, which represents approximately 39%, 26% and 35%, respectively of total proceeds received by the Company during the six months ended December 31, 2021.

Receivable Concentration

As of December 31, 2022 and June 30, 2022, the Company’s receivables were 100% related to reimbursements on GST taxes paid.

Patent and Patent Concentration

The Company has filed multiple patent applications relating to its lead product, PRP. The Company’s lead patent application has been granted and remains in force in the United States, Belgium, Czech Republic, Denmark, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland, Liechtenstein, Turkey, United Kingdom, Australia, China, Japan, Indonesia, Israel, New Zealand, Singapore, Malaysia, South Africa, Mexico, Republic of Korea, India and Brazil. In Canada, the patent application remains under examination.

In 2016 and early 2017, the Company filed other patent applications. Three applications were filed under the Patent Cooperation Treaty (the “PCT”). The PCT assists applicants in seeking patent protection by filing one international patent application under the PCT, applicants can simultaneously seek protection for an invention in over 150 countries. Once filed, the application is placed under the control of the national or regional patent offices, as applicable, in what is called the national phase. One of the PCT applications filed in November 2016, entered national phase in July 2018 and another PCT application is currently entering national phase in August 2018. A third PCT application entered the national phase in October 2018.

In July 2020, a world-first patent was granted in Australia for the cancer treatment method patent family. Presently, there are 43 granted, allowed, or accepted patents and 22 patents filed, or under examination in key global jurisdictions relating to the use of proenzymes against solid tumors, covering the lead product candidate PRP.

Further patent applications are expected to be filed to capture and protect additional patentable subject matter based on the Company’s field of technology relating to pharmaceutical compositions of proenzymes for treating cancer.

Foreign Operations

As of December 31, 2022 and June 30, 2022, the Company’s operations are based in Camberwell, Australia; however, the majority of research and development is being conducted in the European Union.

On July 22, 2016, the Company formed a wholly-owned subsidiary, Propanc (UK) Limited under the laws of England and Wales, for the purpose of submitting an orphan drug application with the European Medicines Agency as a small and medium-sized enterprise. As of December 31, 2022 and June 30, 2022, there has been no activity within this entity.

NOTE 11 – CONCENTRATIONS AND RISKS

Concentration of Credit Risk

The Company maintains its cash in banks and financial institutions in Australia. Bank deposits in Australian banks are uninsured. The Company has not experienced any losses in such accounts through June 30, 2022.

In fiscal year 2021, the Company primarily relied on funding from two convertible debt lenders and received net proceeds after deductions of $16,000 for original issue discounts and debt issue costs during the year ended June 30, 2021 from each of the two lenders of $125,000 and $200,000, respectively, which represents approximately 39%, and 61%, respectively of total proceeds received by the Company during fiscal year 2021.

In fiscal year 2022, the Company primarily relied on funding from three convertible debt lenders and received net proceeds after deductions of $73,500 for original issue discounts and debt issue costs from the lenders of $766,500 (from each of the three lenders of $160,000, $360,000 and $246,500, respectively) which represents approximately 21%, 47% and 32%, respectively of total proceeds received by the Company during fiscal year 2022.

Receivable Concentration

As of June 30, 2022 and 2021, the Company’s receivables were 100% related to reimbursements on GST taxes paid.

Patent and Patent Concentration

The Company has filed multiple patent applications relating to its lead product, PRP. The Company’s lead patent application has been granted and remains in force in the United States, Belgium, Czech Republic, Denmark, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden, Switzerland, Liechtenstein, Turkey, United Kingdom, Australia, China, Japan, Indonesia, Israel, New Zealand, Singapore, Malaysia, South Africa, Mexico, Republic of Korea, India and Brazil. In Canada, the patent application remains under examination.

In 2016 and early 2017, we filed other patent applications. Three applications were filed under the Patent Cooperation Treaty (the “PCT”). The PCT assists applicants in seeking patent protection by filing one international patent application under the PCT, applicants can simultaneously seek protection for an invention in over 150 countries. Once filed, the application is placed under the control of the national or regional patent offices, as applicable, in what is called the national phase. One of the PCT applications filed in November 2016, entered national phase in July 2018 and another PCT application is currently entering national phase in August 2018. A third PCT application entered the national phase in October 2018.

In July 2020, a world first patent was granted in Australia for the cancer treatment method patent family. Presently, there are 43 granted, allowed, or accepted patents and 22 patents filed, or under examination in key global jurisdictions relating to the use of proenzymes against solid tumors, covering the lead product candidate PRP.

Further patent applications are expected to be filed to capture and protect additional patentable subject matter based on the Company’s field of technology relating to pharmaceutical compositions of proenzymes for treating cancer.

Foreign Operations

As of June 30, 2022 and 2021, the Company’s operations are based in Camberwell, Australia, however the majority of research and development is being conducted in the European Union.

On July 22, 2016, the Company formed a wholly owned subsidiary, Propanc (UK) Limited under the laws of England and Wales for the purpose of submitting an orphan drug application with the European Medicines Agency as a small and medium-sized enterprise. As of June 30, 2022 and 2021, there has been no activity within this entity.